Supplement Dated February 4, 2011
to the
Prospectus Dated May 1, 2010 for Scudder DestinationsSM Annuity
issued by
Zurich American Life Insurance Company
(formerly known as Kemper Investors Life Insurance Company)
through its
ZALICO Variable Annuity Separate Account
(formerly known as KILICO Variable Annuity Separate Account)

This Supplement contains important information about two new annuitization options available under your variable annuity contract ("Contract") and updates certain information in your Contract Prospectus.  Please read this Supplement carefully and keep it with your Prospectus for future reference.

1.  A new subsection entitled “I.  GRIB Rider” is added to the end of the section entitled “THE ANNUITY PERIOD”, appearing on page 37 of the Prospectus, as follows:

“I.  GRIB Rider.

If you purchased a GRIB rider with your Contract, additional annuitization rights apply.  (See “Contracts Issued Before November 12, 2001” below.)”

2.  The subsection entitled “C. Commutable Annuitization Option”, appearing on pages 49 and 50 of the Prospectus, is hereby revised to read as follows:

“C.  Commutable Annuitization Option

If you purchased your Contract on or after August 24, 1999, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following general requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•
Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started. We reserve the right to make exceptions.

1.  Original Commutation Option.

The commutable annuitization option originally allowed the Annuitant to elect a lump sum payment in lieu of receiving some or all of the guaranteed installment payments remaining in the period certain under the Contract.  There is some uncertainty regarding how the required minimum distribution rules of Code section 401(a)(9) apply to a Qualified Plan Contract after such a commutation is elected.  As a result, you should consult a tax adviser before doing so.  The original commutation option is summarized as follows:

•
The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain, subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•
Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•
In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years ………………………………………………...…….	1.00%
10 or more, but less than 15, years…………………………………….	1.50%
less than 10 years ………………………………………………...……	2.00%

2.  Additional Commutation Options.

As described in the Federal Tax Considerations section of this Prospectus, there is some uncertainty about how the minimum distribution requirements in Code section 401(a)(9) apply to your Contract after a lump sum payment is elected under the commutable annuitization option.  In particular, there is uncertainty regarding how to treat options that allow a commutation of the guaranteed installments remaining to be made in a period certain but not the life-contingent payments that could remain payable after the period certain (which we call the “Life Income Payments”).  The following two commutation options are intended to provide access to the Life Income Payments through a commutation.

•
Lump Sum Option:  Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any) and the present value of your remaining Life Income Payments.  Once we pay the lump sum, no further payments will be made and your Contract will terminate.  This option is also available in connection with Non-Qualified Plan Contracts.

•
Level Lifetime Payment Option:  Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any), followed by life-contingent periodic payments for life (which we call the “New Level Lifetime Payments”).  The New Level Lifetime Payments will commence immediately after this option is elected (rather than at the end of the originally-scheduled period certain).  The New Level Lifetime Payments will continue for as long as the Annuitant (or the original joint Annuitant, if any) live, but with no period certain.  The New Level Lifetime Payments will be made in lieu of any Life Income Payments that otherwise might become payable following the original period certain.  The New Level Lifetime Payments will be calculated based on our calculation of the present value of your remaining Life Income Payments as of the election date, discounted for mortality and other relevant factors.  The New Level Lifetime Payments will be lower in amount compared to your original Life Income Payments, primarily because they will commence before the end of your original period certain.  Once the New Level Lifetime Payments begin, they cannot be accelerated or paid out in a lump sum.  The New Level Lifetime Payments do not include a period certain, meaning they will cease, and your Contract will terminate, upon the later of the Annuitant’s death or the death of the last surviving joint Annuitant, if any.

If you select a commutation option in connection with your GRIB rider, you may be subject to additional tax risks.  You should consult a tax adviser before selecting any commutation options in connection with your GRIB rider.  (See “Required Distributions from Qualified Plan Contracts” above.)”

3.  The sentence “Other rules may apply to Qualified Contracts”, appearing on page 42 of the Prospectus, is hereby deleted in its entirety, and the following new subsection entitled “Required Distributions from Qualified Plan Contracts” is substituted for the deleted sentence:

“Required Distributions from Qualified Plan Contracts. Qualified Plan Contracts are subject to special rules governing the time at which distributions must begin and the amount that must be distributed each year.  In the case of IRAs, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½.

For other types of Qualified Plan Contracts, minimum distributions generally must commence by April 1 following the later of (1) the calendar year the owner attains age 70½, and (2) the calendar year in which the owner retires.  In general, periodic distributions in the form of annuity payments will satisfy the minimum distribution rules only if they meet certain requirements in the regulations under Code section 401(a)(9), including that the annuity payments be nonincreasing and made at least annually over a period permitted in the regulations.  Annuity payments generally must meet these requirements even if they commence earlier than otherwise required under the Code.

If you purchased a Qualified Plan Contract with a GRIB rider, you should consult a tax adviser about the implications under the minimum distribution requirements of Code section 401(a)(9).  For example, prior to the date a Qualified Plan Contract is “annuitized,” the amount of each annual required minimum distribution is determined by dividing the entire interest in the Contract by the applicable distribution period determined under IRS regulations.  For this purpose, the entire interest in the Qualified Plan Contract includes the amount credited under the contract (i.e., the Contract Value), plus the “actuarial present value” of any additional benefits provided under the contract (such as certain survivor benefits or GRIB values).  As a result, your required minimum distribution could be significantly larger than it would be absent such additional benefits, and could even exceed your Contract Value.  Only the Contract Value is available for withdrawal from a Qualified Plan Contract that has not been annuitized.  If the Contract Value is insufficient to support a required minimum distribution from a Qualified Plan Contract, it is possible that the minimum distribution requirements will not be met.

In addition, if you annuitize a Qualified Plan Contract by exercising the GRIB rider, and later elect to receive a lump sum payment in lieu of some or all of the future guaranteed installments, it is possible that the remaining annuity installments will not satisfy the minimum distribution requirements.  You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.  (See “C. Commutable Annuitization Option” below.)

If the Qualified Plan Contract is an IRA or tax-sheltered annuity, there may be circumstances in which you can satisfy the minimum distribution requirements for the Qualified Plan Contract by taking a distribution from another IRA or tax-sheltered annuity, respectively, that you own.  You should consult your tax adviser regarding the availability of this rule in your particular circumstances.

A failure to satisfy the minimum distribution requirements with respect to a Qualified Plan Contract may result in a 50% excise tax and could cause the Qualified Plan to violate the Code provisions governing its “qualified” status.  In light of these potential tax consequences and the uncertainty as to how the minimum distribution requirements apply to a Qualified Plan Contract in certain circumstances, you should consult a tax adviser to ensure that those requirements are satisfied with respect to your Qualified Plan Contract.”

4.  The subsection entitled “A. Other Tax Issues”, appearing on page 42 of the Prospectus, is hereby revised to read as follows:

“A.  Other Tax Issues

Qualified Plan Contracts have minimum distribution rules that govern the timing and amount of distributions. Those rules are described generally above, but you should consult a tax adviser for more information about how they apply to your Qualified Plan Contract, particularly in connection with enhanced death benefits and the GRIB rider.

Distributions from Qualified Plan Contracts generally are subject to withholding for the owner’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect to not have tax withheld from distributions other than eligible rollover distributions.”

5.  The heading of the subsection entitled “Required Distributions”, appearing on page 41 of the Prospectus, is changed to “Required Distributions from Non-Qualified Plan Contracts”.

*        *        *

If you have any questions regarding this Supplement, please call the Annuity Contact Center at 1-800-449-0523, or write at PO Box 19097, Greenville, South Carolina, 29602-9097.

Supplement Dated February 4, 2011
to the
Prospectus Dated May 1, 2005 for Farmers Variable Annuity I
issued by
Zurich American Life Insurance Company
(formerly known as Kemper Investors Life Insurance Company)
through its
ZALICO Variable Annuity Separate Account
(formerly known as KILICO Variable Annuity Separate Account)

This Supplement contains important information about two new annuitization options available under your variable annuity contract ("Contract") and updates certain information in your Contract Prospectus.  Please read this Supplement carefully and keep it with your Prospectus for future reference.

1.  A new subsection entitled “10.  GRIB Rider” is added to the end of the section entitled “THE ANNUITY PERIOD”, appearing on page 35 of the Prospectus, as follows:

“10.  GRIB Rider.

If you purchased a GRIB rider with your Contract, additional annuitization rights apply.  (See “Contracts Issued Before November 1, 2001” below.)”

2.  The subsection entitled “Commutable Annuitization Option”, appearing on page 45 of the Prospectus, is hereby revised to read as follows:

“Commutable Annuitization Option

If you purchased your Contract on or after August 24, 1999, and you exercise the GRIB option to receive guaranteed benefits, you may elect to have payments made under a commutable annuitization option. Under the commutable annuitization option, partial lump sum payments are permitted, subject to the following general requirements:

•	At the time you exercise the GRIB option, you must elect the commutable annuitization option in order to be eligible for the lump sum payments.

•
Lump sum payments are available only during the period certain applicable under the payout option you elected. For example, lump sum payments can be elected only during the 5, 10, 15, or 20 year certain period that applies to the payout.

•	Lump sum payments are available once in each calendar year and may not be elected until one year after annuitization has started. We reserve the right to make exceptions.

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1.  Original Commutation Option.

The commutable annuitization option originally allowed the Annuitant to elect a lump sum payment in lieu of receiving some or all of the guaranteed installment payments remaining in the period certain under the Contract.  There is some uncertainty regarding how the required minimum distribution rules of Code section 401(a)(9) apply to a Qualified Plan Contract after such a commutation is elected.  As a result, you should consult a tax adviser before doing so.  The original commutation option is summarized as follows:

•
The Annuitant may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain, subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the Annuitant will begin receiving the original annuitization payment amount again.

•
Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Plan Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Plan Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•
In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate (3.5% if GRIB was exercised on or after the 10th Contract anniversary; 2.5% if exercised before that date) plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years ………………………………………………...…….	1.00%
10 or more, but less than 15, years…………………………………….	1.50%
less than 10 years ………………………………………………...……	2.00%

2.  Additional Commutation Options.

As described in the Federal Tax Considerations section of this Prospectus, there is some uncertainty about how the minimum distribution requirements in Code section 401(a)(9) apply to your Contract after a lump sum payment is elected under the commutable annuitization option.  In particular, there is uncertainty regarding how to treat options that allow a commutation of the guaranteed installments remaining to be

2

made in a period certain but not the life-contingent payments that could remain payable after the period certain (which we call the “Life Income Payments”).  The following two commutation options are intended to provide access to the Life Income Payments through a commutation.

•
Lump Sum Option:  Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any) and the present value of your remaining Life Income Payments.  Once we pay the lump sum, no further payments will be made and your Contract will terminate.  This option is also available in connection with Non-Qualified Plan Contracts.

•
Level Lifetime Payment Option:  Under this option, we will pay a lump sum distribution reflecting our calculation of the present value of your remaining guaranteed installments (if any), followed by life-contingent periodic payments for life (which we call the “New Level Lifetime Payments”).  The New Level Lifetime Payments will commence immediately after this option is elected (rather than at the end of the originally-scheduled period certain).  The New Level Lifetime Payments will continue for as long as the Annuitant (or the original joint Annuitant, if any) live, but with no period certain.  The New Level Lifetime Payments will be made in lieu of any Life Income Payments that otherwise might become payable following the original period certain.  The New Level Lifetime Payments will be calculated based on our calculation of the present value of your remaining Life Income Payments as of the election date, discounted for mortality and other relevant factors.  The New Level Lifetime Payments will be lower in amount compared to your original Life Income Payments, primarily because they will commence before the end of your original period certain.  Once the New Level Lifetime Payments begin, they cannot be accelerated or paid out in a lump sum.  The New Level Lifetime Payments do not include a period certain, meaning they will cease, and your Contract will terminate, upon the later of the Annuitant’s death or the death of the last surviving joint Annuitant, if any.

If you select a commutation option in connection with your GRIB rider, you may be subject to additional tax risks.  You should consult a tax adviser before selecting any commutation options in connection with your GRIB rider.  (See “Required Distributions from Qualified Plan Contracts” above.)”

3.  The sentence “Other rules may apply to Qualified Contracts”, appearing on page 39 of the Prospectus, is hereby deleted in its entirety, and the following new subsection entitled “Required Distributions from Qualified Plan Contracts” is substituted for the deleted sentence:

“Required Distributions from Qualified Plan Contracts. Qualified Plan Contracts are subject to special rules governing the time at which distributions must begin and the amount that must be distributed each year.  In the case of IRAs, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70½.

3

  For other types of Qualified Plan Contracts, minimum distributions generally must commence by April 1 following the later of (1) the calendar year the owner attains age 70½, and (2) the calendar year in which the owner retires.  In general, periodic distributions in the form of annuity payments will satisfy the minimum distribution rules only if they meet certain requirements in the regulations under Code section 401(a)(9), including that the annuity payments be nonincreasing and made at least annually over a period permitted in the regulations.  Annuity payments generally must meet these requirements even if they commence earlier than otherwise required under the Code.

If you purchased a Qualified Plan Contract with a GRIB rider, you should consult a tax adviser about the implications under the minimum distribution requirements of Code section 401(a)(9).  For example, prior to the date a Qualified Plan Contract is “annuitized,” the amount of each annual required minimum distribution is determined by dividing the entire interest in the Contract by the applicable distribution period determined under IRS regulations.  For this purpose, the entire interest in the Qualified Plan Contract includes the amount credited under the contract (i.e., the Contract Value), plus the “actuarial present value” of any additional benefits provided under the contract (such as certain survivor benefits or GRIB values).  As a result, your required minimum distribution could be significantly larger than it would be absent such additional benefits, and could even exceed your Contract Value.  Only the Contract Value is available for withdrawal from a Qualified Plan Contract that has not been annuitized.  If the Contract Value is insufficient to support a required minimum distribution from a Qualified Plan Contract, it is possible that the minimum distribution requirements will not be met.

In addition, if you annuitize a Qualified Plan Contract by exercising the GRIB rider, and later elect to receive a lump sum payment in lieu of some or all of the future guaranteed installments, it is possible that the remaining annuity installments will not satisfy the minimum distribution requirements.  You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.  (See “Commutable Annuitization Option” below.)

If the Qualified Plan Contract is an IRA or tax-sheltered annuity, there may be circumstances in which you can satisfy the minimum distribution requirements for the Qualified Plan Contract by taking a distribution from another IRA or tax-sheltered annuity, respectively, that you own.  You should consult your tax adviser regarding the availability of this rule in your particular circumstances.

A failure to satisfy the minimum distribution requirements with respect to a Qualified Plan Contract may result in a 50% excise tax and could cause the Qualified Plan to violate the Code provisions governing its “qualified” status.  In light of these potential tax consequences and the uncertainty as to how the minimum distribution requirements apply to a Qualified Plan Contract in certain circumstances, you should consult a tax adviser to ensure that those requirements are satisfied with respect to your Qualified Plan Contract.”

4.  The subsection entitled “D. Other Tax Issues” on page 40 of the Prospectus, is hereby revised to read as follows:

4

“D.  Other Tax Issues

Qualified Plan Contracts have minimum distribution rules that govern the timing and amount of distributions. Those rules are described generally above, but you should consult a tax adviser for more information about how they apply to your Qualified Plan Contract, particularly in connection with enhanced death benefits and the GRIB rider.

Distributions from Qualified Plan Contracts generally are subject to withholding for the owner’s Federal income tax liability. The withholding rate varies according to the type of distribution and the owner’s tax status. The owner will be provided the opportunity to elect to not have tax withheld from distributions other than eligible rollover distributions.”

5.  The heading of the subsection entitled “Required Distributions”, appearing on page 39 of the Prospectus, is changed to “Required Distributions from Non-Qualified Plan Contracts”.

*        *        *

If you have any questions regarding this Supplement, please call the Annuity Contact Center at 1-800-449-0523, or write at PO Box 19097, Greenville, South Carolina, 29602-9097.

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